Selling, Distribution and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, Distribution and Administrative Expenses [Abstract]
Research and development expense	[1]	$ 591,225	$ 169,511	$ 99,947	[2]

[1]	The Company presented Research and Development expenses separately from Selling, Distribution and Administrative expense to enhance the clarity and relevance for the year ended December 31, 2024, 2023 and 2022. Please refer to the detailed information under Note 20.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).